Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 4,060	$ 3,564	$ 4,153	$ 5,983
Other Comprehensive Income (Loss)
Unrealized holding gains (losses) on debt securities available-for-sale, net of income taxes of $180 and ($98), respectively	677	(368)	3,102	(8,108)
Other comprehensive income (loss)	677	(368)	3,417	(8,108)
Total Comprehensive Income (Loss)	$ 4,737	$ 3,196	$ 7,570	$ (2,125)